Quarterly Holdings Report
for
Fidelity® Conservative Income Municipal Bond Fund
September 30, 2023
CMB-NPRT3-1123
1.967799.109
Municipal Bonds - 52.1%
	Principal Amount (a)	Value ($)
Alabama - 1.1%
Black Belt Energy Gas District:
Bonds Series 2018 A, 4%, tender 11/30/23 (b)	3,400,000	3,399,965
Series 2021 C1, 4% 12/1/23	1,400,000	1,398,498
Series 2022 C:
5.25% 12/1/23	530,000	530,440
5.25% 6/1/24	145,000	145,528
Series 2022 C1:
5.25% 12/1/24	405,000	407,893
5.25% 12/1/25	530,000	536,710
5.25% 6/1/26	1,225,000	1,242,505
Series 2022 E:
5% 6/1/24	1,520,000	1,524,868
5% 6/1/25	1,585,000	1,595,239
5% 6/1/26	2,185,000	2,205,430
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	1,380,000	1,355,073
Series 2008, 2.9%, tender 12/12/23 (b)	600,000	597,997
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	9,915,000	9,849,610
Series 2018 A, 4%, tender 4/1/24 (b)	1,185,000	1,180,197
Southeast Energy Auth. Rev. Bonds (Proj. No. 2) Series 2021 B1:
4% 6/1/24	510,000	507,862
4% 6/1/25	615,000	608,574
TOTAL ALABAMA		27,086,389
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	1,695,000	1,710,907
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	1,000,000	1,010,103
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	1,250,000	1,263,950
Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	32,185,000	32,213,815
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(c)	1,060,000	1,043,350
Maricopa County Rev. Bonds:
Series 2023 A1, 5%, tender 5/15/26 (b)	3,760,000	3,841,609
Series C, 5%, tender 10/18/24 (b)	945,000	951,227
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2018, 5% 7/1/24 (c)	785,000	788,444
Series 2023:
5% 7/1/24 (c)	900,000	903,949
5% 7/1/26 (c)	1,815,000	1,848,336
Yuma Pledged Rev. Series 2021, 4% 7/1/24	300,000	300,039
TOTAL ARIZONA		44,164,822
California - 3.8%
California Health Facilities Fing. Auth. Rev. Bonds Series 2016 B2, 4%, tender 10/1/24 (b)	13,085,000	13,073,897
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4.1%, tender 10/2/23 (b)(c)	17,450,000	17,449,600
Series 2021 B, 4.2%, tender 1/16/24 (b)(c)	10,300,000	10,248,850
(Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(d)	750,000	719,170
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs. INC. Proj.) Series 2023, 4.25%, tender 2/15/24 (b)(c)(d)	19,100,000	18,983,444
(Republic Svcs., Inc. Proj.) Series 2017 A2, 4.1%, tender 10/16/23 (b)(c)(d)	7,800,000	7,798,251
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/24	1,925,000	1,944,637
Los Angeles Dept. Arpt. Rev.:
Series 2019 A, 5% 5/15/24 (c)	705,000	708,357
Series 2020 C, 5% 5/15/24 (c)	500,000	502,381
Series 2022 C:
5% 5/15/25 (c)	1,475,000	1,493,398
5% 5/15/26 (c)	3,595,000	3,665,874
Series 2022 G, 5% 5/15/25 (c)	995,000	1,007,411
Series 2023 A:
5% 5/15/24 (c)	700,000	703,333
5% 5/15/25 (c)	465,000	470,800
5% 5/15/26 (c)	805,000	820,870
Series B, 5% 5/15/24 (c)	1,065,000	1,070,071
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B, 5% 7/1/24 (c)	500,000	501,866
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2017 D, 5% 5/1/24 (c)	1,000,000	1,005,225
Series 2019 H, 5% 5/1/24 (Escrowed to Maturity) (c)	550,000	552,936
Series 2023 A:
5% 5/1/24 (c)	2,500,000	2,513,062
5% 5/1/25 (c)	1,510,000	1,529,495
5% 5/1/26 (c)	5,920,000	6,022,916
San Jose Int. Arpt. Rev. Series 2021 B, 5% 3/1/25	375,000	381,597
Vernon Elec. Sys. Rev. Series 2021 A, 5% 10/1/23	1,350,000	1,350,000
TOTAL CALIFORNIA		94,517,441
Colorado - 0.7%
Colorado Health Facilities Auth. Rev. Bonds:
Bonds Series 2016 C:
5%, tender 11/15/23 (b)	440,000	440,496
5%, tender 11/15/23 (b)	155,000	155,175
Series 2022 A:
5% 11/1/23	400,000	400,134
5% 11/1/24	430,000	432,980
5% 11/1/25	400,000	403,962
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	700,000	702,655
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/23 (c)	500,000	500,158
Series 2016 A, 5% 11/15/23	675,000	675,811
Series 2017 A, 5% 11/15/24 (c)	825,000	830,849
Series 2022 A:
5% 11/15/24 (c)	1,000,000	1,007,089
5% 11/15/25 (c)	1,850,000	1,872,150
Series 2022 D:
5% 11/15/25 (c)	4,000,000	4,047,892
5.25% 11/15/26 (c)	4,985,000	5,130,567
Vauxmont Metropolitan District Series 2020, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured)	195,000	195,206
TOTAL COLORADO		16,795,124
Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2013 A, 4.97% 3/1/25 (b)	1,075,000	1,075,115
Series 2016 B, 5% 5/15/25	505,000	513,672
Series 2016 E, 5% 10/15/23	1,210,000	1,210,376
Series 2021 D, 5% 7/15/24	1,760,000	1,775,123
Series A:
3% 1/15/24	500,000	497,906
3% 4/15/24	500,000	496,365
4% 1/15/24	465,000	465,012
Series C, 5% 12/15/23	735,000	736,423
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 1999 U2, 1.1%, tender 2/11/25 (b)	3,600,000	3,442,075
Series 2010 A3, 0.25%, tender 2/9/24 (b)	11,800,000	11,621,180
Series 2010 A4, 1.1%, tender 2/11/25 (b)	9,050,000	8,652,994
Series 2014 B, 1.8%, tender 7/1/24 (b)	980,000	957,297
Series 2017 B2, 3.2%, tender 7/1/26 (b)	2,910,000	2,824,106
Series 2022 L, 5% 7/1/25	450,000	456,863
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/23 (Escrowed to Maturity) (c)	690,000	690,409
(Chesla Loan Prog.) Series C, 5% 11/15/23 (Escrowed to Maturity)	225,000	225,267
Connecticut Hsg. Fin. Auth. Series A2, 0.4% 11/15/23 (c)	300,000	298,705
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2021 C, 5% 1/1/24	1,340,000	1,343,041
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	1,910,000	1,948,440
TOTAL CONNECTICUT		39,230,369
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	580,000	543,901
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/24	850,000	858,973
TOTAL DELAWARE		1,402,874
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2021 D, 4% 2/1/24	325,000	325,128
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (c)	950,000	949,639
Series 2018 A, 5% 10/1/24 (c)	5,675,000	5,708,437
Series 2019 A, 5% 10/1/26 (c)	1,300,000	1,325,175
Series 2020 A:
5% 10/1/23 (c)	1,910,000	1,910,000
5% 10/1/24 (c)	7,200,000	7,242,422
Series 2022 A, 5% 10/1/24 (c)	1,300,000	1,307,660
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/25	1,000,000	1,020,472
TOTAL DISTRICT OF COLUMBIA		19,788,933
Florida - 2.5%
Broward County Arpt. Sys. Rev.:
Series 2017, 5% 10/1/24 (c)	500,000	502,221
Series 2019 A, 5% 10/1/23 (c)	1,250,000	1,250,000
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	1,875,000	1,855,136
Broward County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/25	1,590,000	1,619,623
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	4,705,000	4,741,232
Duval County School Board Ctfs. of Prtn. Series 2022 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	2,795,000	2,845,181
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	4,900,000	5,052,757
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	1,550,000	1,566,635
Series 2023 C, 5%, tender 12/1/25 (b)	1,110,000	1,119,547
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 5% 10/1/23 (c)	800,000	800,000
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (c)	575,000	582,037
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A, 5% 9/1/26 (c)	2,260,000	2,300,737
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/23 @ 100) (c)	1,420,000	1,420,000
Series 2018 E, 5% 10/1/23 (c)	225,000	225,000
Series 2022 A:
5% 10/1/24 (c)	4,570,000	4,598,695
5% 10/1/25 (c)	755,000	764,959
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	260,000	260,000
5% 10/1/24	580,000	586,628
5% 10/1/25	455,000	466,160
JEA Wtr. & Swr. Sys. Rev. Series A, 5% 10/1/23	895,000	895,000
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (c)	3,030,000	3,030,000
5% 10/1/24 (c)	1,530,000	1,535,765
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2023 B, 4.05%, tender 9/1/25 (b)	1,090,000	1,075,823
Series 2023:
5%, tender 9/1/25 (b)	3,805,000	3,824,160
5%, tender 9/1/25 (b)	2,090,000	2,108,505
5%, tender 10/1/25 (b)	6,385,000	6,447,212
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24	895,000	895,552
Series 2020 A, 5% 10/1/23	1,105,000	1,105,000
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	1,500,000	1,456,978
Orange County Health Facilities Auth. Bonds Series 2021 C, 5%, tender 11/15/26 (b)	2,860,000	2,935,455
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	500,000	505,665
Palm Beach County Arpt. Sys. Rev. Series 2016, 5% 10/1/23 (c)	1,325,000	1,325,000
Pasco County Tax Alloc Series 2023 A, 5.25% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	255,505
Pasco County School Board Ctfs. of Prtn. Series 2022 A, 5% 8/1/26	1,045,000	1,079,063
TOTAL FLORIDA		61,031,231
Georgia - 2.8%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/24 (c)	2,400,000	2,403,267
Series 2020 B, 5% 7/1/25 (c)	1,115,000	1,129,754
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 4, 3.8%, tender 5/21/26 (b)	2,970,000	2,895,572
Series 2012, 2.875%, tender 8/19/25 (b)	3,575,000	3,435,909
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	1,140,000	1,141,552
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2020 A, 4% 11/1/23	895,000	894,473
Series 2021 A:
5% 1/1/24	335,000	335,390
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	202,225
Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	335,000	336,616
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	350,000	354,455
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	365,000	375,036
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	6,190,000	6,187,973
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 4.55%, tender 10/5/23 (b)(e)	40,430,000	40,416,622
Series 2019 B, 4%, tender 12/2/24 (b)	2,030,000	2,016,967
Series 2022 A, 4% 12/1/25	1,260,000	1,234,310
Series 2023 B:
5% 9/1/25	350,000	352,080
5% 9/1/26	675,000	682,932
Series 2023 D:
5% 12/1/24	300,000	299,929
5% 12/1/25	550,000	550,248
5% 12/1/26	305,000	305,393
Series 2023 E, 5% 12/1/23	1,700,000	1,700,106
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2012, 3.875%, tender 3/6/26 (b)	2,715,000	2,657,132
TOTAL GEORGIA		69,907,941
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/23	1,545,000	1,545,000
5% 10/1/24	1,235,000	1,238,582
5% 10/1/25	1,545,000	1,555,692
TOTAL GUAM		4,339,274
Hawaii - 0.2%
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	5,480,000	5,565,521
Illinois - 6.0%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	3,880,000	3,884,030
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2022 A, 5% 1/1/25 (c)	1,095,000	1,102,547
Series 2022 C:
5% 1/1/25 (c)	2,250,000	2,265,508
5% 1/1/26 (c)	1,200,000	1,211,688
Chicago Park District Gen. Oblig.:
Series 2014 B, 5% 1/1/24	615,000	615,943
Series 2021 D, 4% 1/1/24	100,000	99,870
Series 2021 E, 4% 1/1/24	1,340,000	1,338,258
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021, 5% 6/1/24	625,000	626,557
Chicago Wtr. Rev. Series 2023 B:
5% 11/1/24	1,250,000	1,258,140
5% 11/1/25	1,000,000	1,016,851
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	390,000	390,357
5% 11/15/24	450,000	454,904
Series 2021 B, 4% 11/15/23	1,560,000	1,559,470
Series 2022 A:
5% 11/15/24	5,940,000	6,004,737
5% 11/15/25	4,370,000	4,444,422
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/25	675,000	688,554
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 4.4%, tender 11/1/23 (b)(c)	9,750,000	9,746,887
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	160,000	159,422
Illinois Gen. Oblig.:
Series 2016, 5% 11/1/24	800,000	806,566
Series 2017 D:
5% 11/1/23	16,490,000	16,497,091
5% 11/1/24	26,200,000	26,415,044
5% 11/1/26	1,460,000	1,497,462
Series 2018 A, 5% 10/1/23	2,400,000	2,400,000
Series 2019 B, 5% 9/1/25	595,000	604,114
Series 2022 A, 5% 3/1/25	2,070,000	2,092,772
Series 2022 B:
5% 3/1/24	4,105,000	4,116,736
5% 3/1/25	16,055,000	16,231,624
5% 3/1/26	6,060,000	6,181,782
Series 2023 C, 5% 5/1/26	4,000,000	4,087,086
Series 2023 D, 5% 7/1/25	12,565,000	12,735,804
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4%, tender 6/1/25 (b)	2,940,000	2,896,133
Illinois Sales Tax Rev.:
Series 2021 A, 4% 6/15/24	3,195,000	3,195,286
Series 2021 C, 5% 6/15/25	270,000	274,646
Metropolitan Pier & Exposition:
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	1,130,000	1,002,715
Series 2022 A, 3% 6/15/24	1,870,000	1,842,085
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/24 (Escrowed to Maturity)	1,535,000	1,544,500
5% 6/1/26 (Escrowed to Maturity)	1,000,000	1,029,282
Sales Tax Securitization Corp.:
Series 2023 C, 5% 1/1/24 (f)	4,630,000	4,637,797
Series 2023 D, 5% 1/1/24 (f)	2,315,000	2,318,898
TOTAL ILLINOIS		149,275,568
Indiana - 2.1%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds (Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (c)	26,350,000	26,307,829
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.6%, tender 10/2/23 (b)(c)	2,500,000	2,499,301
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 4.3%, tender 12/1/23 (b)(c)	4,500,000	4,496,988
Series A, 4.3%, tender 12/1/23 (b)(c)	5,000,000	4,996,653
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2015 I, 4% 1/1/24 (c)	7,740,000	7,716,979
Series 2019 D, 5% 1/1/25 (c)	5,765,000	5,790,860
Series 2022 G2:
5% 1/1/25 (c)	85,000	85,381
5% 1/1/26 (c)	405,000	408,945
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2017, 5%, tender 11/1/24 (b)(c)	965,000	972,209
TOTAL INDIANA		53,275,145
Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/24 (c)	500,000	501,391
Series 2023 B, 5% 12/1/26 (c)	600,000	606,016
TOTAL IOWA		1,107,407
Kentucky - 0.4%
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	1,000,000	1,010,083
Kentucky State Property & Buildings Commission Rev.:
Series 2016 B, 5% 11/1/23	1,445,000	1,445,769
Series A, 5% 11/1/23	1,030,000	1,030,548
Kentucky, Inc. Pub. Energy Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	3,845,000	3,829,887
Series C1, 4%, tender 6/1/25 (b)	585,000	576,409
Louisville & Jefferson County Bonds Series 2020 B, 5%, tender 10/1/23 (b)	1,000,000	1,000,000
TOTAL KENTUCKY		8,892,696
Louisiana - 0.1%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	2,855,000	2,803,252
Maine - 0.5%
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	11,555,000	11,470,944
Maryland - 0.5%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2023 D, 3.5% 1/1/26	7,570,000	7,450,611
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/24	550,000	557,555
Series 2022 B, 5% 12/1/23	635,000	635,929
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	2,755,000	2,779,976
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A:
5% 6/1/24	730,000	734,661
5% 6/1/25	905,000	920,848
TOTAL MARYLAND		13,079,580
Massachusetts - 2.3%
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2019 DD 1, 5%, tender 10/2/23 (b)	1,070,000	1,070,000
Series 2019 DD 2, 5%, tender 10/2/23 (b)	2,295,000	2,295,000
Series 2016 I, 5% 7/1/25	1,150,000	1,165,604
Series 2021 I, 5% 10/1/24	900,000	906,174
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	3,400,000	3,420,567
Series 2015 A, 5% 1/1/24 (c)	18,160,000	18,180,710
Series 2017 A, 5% 7/1/25 (c)	1,430,000	1,441,733
Series 2018 B, 5% 7/1/25 (c)	1,790,000	1,804,686
Series 2020 C, 5% 7/1/24 (c)	600,000	602,326
Series 2022 B:
5% 7/1/24 (c)	525,000	527,036
5% 7/1/25 (c)	1,125,000	1,134,230
Massachusetts Gen. Oblig. Series 2021 B, 5% 11/1/23	24,925,000	24,946,164
TOTAL MASSACHUSETTS		57,494,230
Michigan - 0.9%
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	1,895,000	1,896,242
Series 2015 D1:
0.4% 10/15/23	450,000	449,017
0.55% 10/15/24	1,700,000	1,635,328
Series 2022:
5% 4/15/25	2,840,000	2,879,378
5% 4/15/26	4,735,000	4,846,369
Michigan Gen. Oblig. Series 2016, 5% 3/15/24	500,000	502,205
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A:
1.95% 12/1/23	975,000	971,261
2.5% 6/1/25	1,215,000	1,178,603
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/24	175,000	175,631
5% 3/1/25	200,000	202,830
Series 2022 B:
5% 3/1/24	350,000	351,261
5% 3/1/25	1,185,000	1,201,768
Southfield Pub. Schools Series 2023:
5% 5/1/25	2,000,000	2,035,927
5% 5/1/26	2,325,000	2,396,337
Wayne County Arpt. Auth. Rev. Series 2017 E, 4% 12/1/25 (c)(d)	1,725,000	1,710,685
TOTAL MICHIGAN		22,432,842
Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/24 (c)	565,000	565,644
5% 1/1/25 (c)	1,370,000	1,380,930
5% 1/1/26 (c)	905,000	913,814
Minnesota Hsg. Fin. Agcy.:
Series 2022 A, 5% 8/1/24	910,000	917,578
Series 2022 B:
5% 8/1/24	1,155,000	1,164,618
5% 8/1/25	1,710,000	1,742,018
5% 8/1/26	1,700,000	1,752,190
Series H, 0.7% 7/1/24 (c)	200,000	194,388
TOTAL MINNESOTA		8,631,180
Nebraska - 0.2%
Central Plains Energy Proj. Rev. Bonds Series 2019, 2.5%, tender 8/1/25 (b)	3,510,000	3,349,683
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/25	650,000	658,810
TOTAL NEBRASKA		4,008,493
Nevada - 0.6%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/24 (c)	3,720,000	3,733,882
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Proj.) Series 2017, 3.75%, tender 3/31/26 (b)	1,435,000	1,414,696
Clark County School District:
Series 2016 F, 4% 6/15/24	500,000	499,493
Series 2020 A, 3% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	500,000	489,302
Series 2021 C, 5% 6/15/25	4,875,000	4,954,498
Nevada Dept. of Bus. & Industry Bonds Series 2023 A, 3.7%, tender 1/31/24 (b)(c)(d)	4,900,000	4,870,844
TOTAL NEVADA		15,962,715
New Hampshire - 0.2%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	4,000,000	3,931,526
New Jersey - 3.5%
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/24	825,000	832,190
5% 11/1/25	1,000,000	1,018,447
Series 2023 RRR:
5% 3/1/25	7,050,000	7,132,357
5% 3/1/26	5,425,000	5,538,192
Series 2024 SSS, 5% 6/15/26 (f)	3,615,000	3,653,067
New Jersey Econ. Dev. Auth. Rev.:
Series 2015 XX:
4% 6/15/24	1,345,000	1,342,965
5% 6/15/24	3,490,000	3,508,502
Series 2019:
5.25% 9/1/24 (d)	12,690,000	12,810,074
5.25% 9/1/26 (d)	2,900,000	2,991,124
New Jersey Edl. Facility:
Series 2016 A, 5% 7/1/24	4,740,000	4,769,793
Series 2016 C, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,006,944
New Jersey Gen. Oblig.:
Series 2020 A:
5% 6/1/24	1,080,000	1,088,021
5% 6/1/25	4,700,000	4,790,655
Series 2021, 2% 6/1/25	1,585,000	1,512,359
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A:
5% 12/1/23 (c)	3,500,000	3,503,407
5% 12/1/24 (c)	4,400,000	4,428,552
Series 2017 1A:
5% 12/1/24 (c)	1,500,000	1,509,734
5% 12/1/25 (c)	2,860,000	2,884,013
Series 2018 B, 5% 12/1/26 (c)	1,000,000	1,009,734
Series 2019 A, 5% 12/1/24	555,000	560,168
Series 2020, 5% 12/1/24 (c)	1,100,000	1,105,776
Series 2021 A, 5% 12/1/24 (c)	330,000	331,733
Series 2022 A:
5% 12/1/24 (c)	430,000	432,258
5% 12/1/25 (c)	550,000	554,618
Series 2022 B:
5% 12/1/24 (c)	885,000	889,647
5% 12/1/25 (c)	2,625,000	2,647,040
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	1,815,000	1,809,607
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/24	2,400,000	2,414,578
5% 6/1/25	1,565,000	1,585,652
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/24 (AMBAC Insured)	160,000	152,086
Series 2008 A, 0% 12/15/25	2,445,000	2,223,181
Series 2010 A, 0% 12/15/25	1,050,000	954,740
Series 2010 D, 5.25% 12/15/23	820,000	821,443
Series 2016 A1, 5% 6/15/24	975,000	980,169
Series 2018 A, 5% 6/15/24	1,205,000	1,211,388
Series 2022 AA:
5% 6/15/24	1,090,000	1,095,778
5% 6/15/25	420,000	426,020
Series A, 5.25% 12/15/23	350,000	350,616
TOTAL NEW JERSEY		85,876,628
New York - 1.5%
East Hampton Union Free School District Series 2017, 2.1% 6/1/27	2,020,000	1,840,863
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	2,550,000	2,484,993
Series 2021, 1% 9/1/25	2,195,000	2,031,972
Nassau County Local Econ. Assistance Corp. Multifamily Hsg. Rev. Bonds (Park Lake Hempstead, L.P. Proj.) Series 2021, 0.3%, tender 11/1/23 (b)	7,810,000	7,785,241
New York City Gen. Oblig. Bonds Series 2015 F4, 5%, tender 6/1/44 (g)	910,000	922,660
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	1,250,000	1,136,617
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 5% 1/1/24 (Assured Guaranty Corp. Insured)	675,000	676,383
Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	600,000	610,715
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2019 A1, 5%, tender 11/15/24 (b)	800,000	802,652
Series 2020 A2, 5%, tender 5/15/24 (b)	1,600,000	1,606,586
Series 2017 C1, 5% 11/15/25	1,045,000	1,061,574
Series 2017 D, 5% 11/15/23	790,000	790,509
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/25 (c)	1,930,000	1,947,786
Series 2020 C, 5% 12/1/24	1,000,000	1,010,330
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/26 (c)	5,000,000	5,075,088
Port Auth. of New York & New Jersey Series 2020 221, 5% 7/15/25 (c)	1,995,000	2,018,309
St. Lawrence County Indl. Dev. (St. Lawrence Univ. Proj.) Series 2022:
5% 7/1/25	415,000	421,680
5% 7/1/26	400,000	410,474
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/24 (c)	770,000	771,474
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/25	3,115,000	3,160,888
Triborough Bridge & Tunnel Auth. Bonds Series 2021 A2, 2%, tender 5/15/26 (b)	1,000,000	930,849
TOTAL NEW YORK		37,497,643
New York And New Jersey - 1.4%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/24 (c)	1,990,000	1,999,379
Series 2013, 5% 7/15/25 (c)	1,015,000	1,015,455
Series 2014 186, 5% 10/15/26 (c)	5,220,000	5,240,380
Series 2015 194, 5% 10/15/23	500,000	500,172
Series 2016 195, 5% 10/1/25 (c)	1,930,000	1,953,987
Series 2018, 5% 9/15/25 (c)	1,970,000	1,995,640
Series 2021 226, 5% 10/15/23 (c)	3,450,000	3,450,954
Series 2023 242:
5% 12/1/24 (c)	1,270,000	1,279,100
5% 12/1/25 (c)	4,215,000	4,272,905
5% 12/1/26 (c)	8,650,000	8,823,335
Series 223:
5% 7/15/24 (c)	3,250,000	3,269,171
5% 7/15/25 (c)	515,000	521,017
TOTAL NEW YORK AND NEW JERSEY		34,321,495
North Carolina - 0.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 C, 3.45%, tender 10/31/25 (b)	5,390,000	5,297,261
Series 2021 B, 5%, tender 12/2/24 (b)	2,525,000	2,546,573
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,975,000	4,048,452
TOTAL NORTH CAROLINA		11,892,286
Ohio - 0.2%
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/24	200,000	201,097
Northeast Ohio Med. Univ. Series 2022:
5% 12/1/23 (Build America Mutual Assurance Insured)	355,000	355,415
5% 12/1/24 (Build America Mutual Assurance Insured)	250,000	252,582
5% 12/1/25 (Build America Mutual Assurance Insured)	265,000	268,586
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	1,155,000	1,059,644
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	1,840,000	1,864,163
TOTAL OHIO		4,001,487
Oklahoma - 0.4%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	11,235,000	10,863,357
Oregon - 0.5%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 3.95%, tender 5/1/24 (b)(c)	5,250,000	5,220,618
Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	5,000,000	4,979,561
Port of Portland Arpt. Rev. Series 2022:
5% 7/1/24 (c)	2,000,000	2,006,881
5% 7/1/25 (c)	1,310,000	1,322,500
TOTAL OREGON		13,529,560
Pennsylvania - 4.5%
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/27 (c)	1,030,000	1,046,782
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	6,255,000	6,355,135
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2021 A:
4% 10/15/23	700,000	699,900
4% 10/15/24	850,000	849,438
Series 2022 A:
5% 2/15/25	160,000	162,016
5% 2/15/26	200,000	204,185
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2016, 5% 3/15/24	1,250,000	1,254,568
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2014, 4.1%, tender 10/3/23 (b)(c)	55,050,000	55,050,000
(Waste Mgmt., Inc. Proj.) Series 2013, 4.125%, tender 11/1/23 (b)(c)	7,200,000	7,196,310
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	2,200,000	2,110,828
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.38%, tender 10/5/23 (b)(c)(e)	2,845,000	2,838,977
Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	25,000,000	24,991,980
Series 2011, 2.15%, tender 7/1/24 (b)(c)	850,000	835,449
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B:
5% 4/1/24 (c)	230,000	230,306
5% 4/1/25 (c)	380,000	382,169
Series 2022 138:
5% 10/1/23	1,135,000	1,135,000
5% 4/1/24	1,060,000	1,064,754
5% 10/1/24	1,970,000	1,988,293
5% 10/1/25	1,100,000	1,119,562
Pennsylvania Tpk. Commission Tpk. Rev. Series 2012 A, 5% 12/1/23	800,000	800,536
Philadelphia Arpt. Rev. Series 2021:
5% 7/1/24 (c)	945,000	947,839
5% 7/1/26 (c)	1,000,000	1,013,195
TOTAL PENNSYLVANIA		112,277,222
Rhode Island - 0.0%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2018 A, 5% 12/1/25 (c)	875,000	883,064
South Carolina - 2.0%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	39,575,000	39,457,993
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	2,600,000	2,622,636
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (c)	4,525,000	4,583,162
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	2,170,000	2,197,892
TOTAL SOUTH CAROLINA		48,861,683
Tennessee - 1.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2021 C, 1.875% 7/1/25 (c)	1,245,000	1,159,661
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	900,000	871,568
Metropolitan Nashville Arpt. Auth. Rev. Series 2022 B, 5% 7/1/26 (c)	675,000	683,907
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	21,250,000	21,304,672
TOTAL TENNESSEE		24,019,808
Texas - 4.9%
Austin Arpt. Sys. Rev.:
Series 2019:
5% 11/15/23 (c)	655,000	655,259
5% 11/15/24 (c)	500,000	503,056
Series 2022, 5% 11/15/25 (c)	1,910,000	1,927,102
Bexar County Gen. Oblig. Series 2014, 5% 6/15/25	1,835,000	1,847,502
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	1,460,000	1,444,060
Crandall Independent School District Series 2021 A, 0% 8/15/24	765,000	738,035
Dallas Fort Worth Int'l. Arpt. Rev. Series 2013 E, 5% 11/1/23 (c)	13,150,000	13,152,417
Dallas Gen. Oblig.:
Series 2023 A, 5% 2/15/25	3,720,000	3,783,241
Series 2023, 5% 2/15/25	5,520,000	5,613,842
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023:
5%, tender 12/1/25 (b)	2,350,000	2,374,067
5%, tender 3/1/26 (b)	2,930,000	2,959,411
Hays Consolidated Independent School District Series 2022:
5% 2/15/25	500,000	507,232
5% 2/15/26	700,000	719,426
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2014, 5% 9/1/26	1,500,000	1,507,785
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	1,700,000	1,720,150
Houston Independent School District Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	8,940,000	8,832,100
Series 2023 C, 4%, tender 6/1/25 (b)	7,040,000	7,010,871
Love Field Arpt. Modernization Rev. Series 2021, 5% 11/1/23 (c)	2,330,000	2,330,428
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015, 5% 5/15/24	1,080,000	1,086,585
Series 2018, 5% 5/15/24	2,095,000	2,107,773
Series 2020, 5% 5/15/25	570,000	579,967
Series 2020, 5% 5/15/24	760,000	764,634
Series 2022, 5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	1,630,000	1,639,938
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2008 A, 4.125%, tender 11/1/23 (b)(c)	6,900,000	6,896,736
(Waste Mgmt., Inc. Proj.):
Series 2018, 0.000% x SIFMA Municipal Swap Index 4.355%, tender 10/5/23 (b)(c)(e)	6,835,000	6,736,128
Series 2020 A, 4.25%, tender 12/1/23 (b)(c)	8,300,000	8,291,771
Series 2020 B, 4.25%, tender 12/1/23 (b)(c)	6,300,000	6,293,754
North East Texas Independent School District Series 2015, 3% 8/1/27	1,720,000	1,641,295
North Texas Tollway Auth. Rev.:
Series 2014:
5% 1/1/24	630,000	631,352
5% 1/1/24 (Escrowed to Maturity)	310,000	310,711
Series 2017 A, 5% 1/1/24	210,000	210,139
Series 2021 B, 5% 1/1/26	1,150,000	1,174,001
Northside Independent School District Bonds Series 2023 B, 3%, tender 8/1/29 (b)	9,490,000	9,156,634
Port Arthur Independent School District Series 2015 A, 5% 2/15/25	615,000	625,126
Port of Houston Auth. Series 2021, 5% 10/1/23	440,000	440,000
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	1,655,000	1,642,223
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2018, SIFMA Municipal Swap Index + 0.870% 4.85%, tender 12/1/25 (b)(e)	8,480,000	8,463,241
Series 2022, 5% 2/1/26	905,000	926,164
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	4,240,000	4,318,326
Travis County Hsg. Fin. Corp. Bonds Series 2023, 3.75%, tender 8/1/25 (b)	490,000	480,039
TOTAL TEXAS		122,042,521
Utah - 0.3%
Salt Lake City Arpt. Rev.:
Series 2021 A:
5% 7/1/24 (c)	1,000,000	1,003,368
5% 7/1/25 (c)	1,325,000	1,337,422
Series 2023 A:
5% 7/1/25 (c)	610,000	615,719
5% 7/1/26 (c)	1,000,000	1,013,195
5% 7/1/27 (c)	940,000	959,504
Utah County Hosp. Rev. Bonds:
Series 2018 B2, 5%, tender 8/1/24 (b)	970,000	972,548
Series 2020 B2, 5%, tender 8/1/26 (b)	2,465,000	2,522,079
TOTAL UTAH		8,423,835
Vermont - 0.1%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2016 A, 5% 6/15/26 (c)	1,700,000	1,720,603
Virginia - 0.1%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	1,725,000	1,719,501
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	1,795,000	1,747,168
TOTAL VIRGINIA		3,466,669
Washington - 0.8%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,315,000	2,120,319
Port of Seattle Rev.:
Series 2015 C, 5% 4/1/24 (c)	1,200,000	1,203,923
Series 2018 B, 5% 5/1/24 (c)	875,000	878,378
Series 2019:
5% 4/1/24 (c)	760,000	762,484
5% 4/1/25 (c)	525,000	531,019
Series 2021 C, 5% 8/1/24 (c)	4,675,000	4,702,547
Series 2021, 5% 9/1/24 (c)	2,220,000	2,233,925
Series 2022 B:
5% 8/1/24 (c)	2,670,000	2,685,733
5% 8/1/25 (c)	2,515,000	2,550,993
5% 8/1/26 (c)	1,570,000	1,595,869
TOTAL WASHINGTON		19,265,190
Wisconsin - 0.7%
Milwaukee County Arpt. Rev.:
Series 2016 A, 5% 12/1/23 (c)	900,000	900,451
Series 2019 B, 5% 12/1/23 (c)	2,105,000	2,106,055
Series 2023 A:
5% 12/1/24 (c)(f)	235,000	236,389
5% 12/1/26 (c)(f)	800,000	813,183
Series 2023 B, 5% 12/1/24 (c)(f)	1,640,000	1,649,697
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	4,445,000	4,491,464
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022:
5% 10/1/23	1,010,000	1,010,000
5% 10/1/24	4,465,000	4,506,026
5% 10/1/25	920,000	937,774
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.61%, tender 5/1/24 (b)	300,000	291,603
TOTAL WISCONSIN		16,942,642
TOTAL MUNICIPAL BONDS (Cost $1,310,981,599)		1,293,792,097

Municipal Notes - 48.1%
	Principal Amount (a)	Value ($)
Alabama - 3.1%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 4.33% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	19,700,000	19,700,000
Series XM 11 10, 4.23% 10/6/23 (Liquidity Facility Royal Bank of Canada) (b)(h)(i)	4,700,000	4,700,000
Series ZL 03 96, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	4,400,000	4,400,000
Series ZL 03 97, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	4,490,000	4,490,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.3% 10/6/23, VRDN (b)(c)	1,760,000	1,760,000
Health Care Auth. for Baptist Health Series 2013 B, 5.36% 10/6/23, VRDN (b)	4,550,000	4,550,000
Southeast Energy Auth. Rev. Bonds Participating VRDN:
Series XG 04 10, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	31,400,000	31,400,000
Series XM 10 62, 4.33% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	4,700,000	4,700,000
TOTAL ALABAMA		75,700,000
Arizona - 0.3%
Mizuho Cap. Markets LLC Participating VRDN:
Series XF 30 93, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	5,880,000	5,880,000
Series XF 30 94, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,780,000	2,780,000
TOTAL ARIZONA		8,660,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 4.3% 10/6/23, VRDN (b)(c)	2,600,000	2,600,000
California - 7.8%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 4.33% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	16,315,000	16,315,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 5% 10/2/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	57,270,000	57,270,000
Series 2022 MIZ 90 90, 5% 10/2/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	38,650,000	38,650,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 4.48% 10/6/23, LOC Mizuho Cap. Markets LLC (b)(h)(i)	2,905,000	2,905,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XM 10 54, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	8,175,000	8,175,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2022 XF 30 51, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	1,400,000	1,400,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 95, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	27,100,000	27,100,000
Series MIZ 91 15, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	40,000,000	40,000,000
Tender Option Bond Trust Receipts Participating VRDN Series 2023, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,765,000	2,765,000
TOTAL CALIFORNIA		194,580,000
Colorado - 1.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 4.33% 10/6/23, LOC Deutsche Bank AG, VRDN (b)	1,460,000	1,460,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	2,520,000	2,520,000
Series XM 10 61, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	4,180,000	4,180,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XM 07 15, 4.23% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	18,200,000	18,200,000
Series XF 15 75, 4.23% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	3,300,000	3,300,000
Series XM 10 20, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	4,165,000	4,165,000
TOTAL COLORADO		33,825,000
Florida - 3.1%
Cap. Trust Agcy. Edl. Facilities Rev. Participating VRDN Series XF 30 98, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,660,000	2,660,000
Florida Ins. Assistance Interlo Series 2023 A2, 4.4% 10/6/23 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	23,200,000	23,200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 10 93, 5.2% 10/2/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	11,620,000	11,620,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 4.28% 10/6/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(h)(i)	8,390,000	8,390,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.51% 10/6/23, VRDN (b)	19,270,000	19,270,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.46% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	1,900,000	1,900,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 4.22% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	3,100,000	3,100,000
Mizuho Cap. Markets LLC Participating VRDN Series XF 30 96, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	7,100,000	7,100,000
TOTAL FLORIDA		77,240,000
Georgia - 0.5%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 5.1% 10/2/23, VRDN (b)(c)	8,600,000	8,600,000
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,920,000	2,920,000
TOTAL GEORGIA		11,520,000
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XG 03 86, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	9,600,000	9,600,000
Series XM 10 55, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	3,200,000	3,200,000
TOTAL HAWAII		12,800,000
Illinois - 5.0%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series 2022 XL 03 14, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	6,700,000	6,700,000
Series XM 10 38, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	44,400,000	44,400,000
Series XM 10 41, 4.3% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	10,500,000	10,500,000
Series XM 10 43, 4.3% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	8,000,000	8,000,000
Series XM 10 78, 4.3% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	36,600,000	36,600,000
Series XX 12 43, 4.23% 10/6/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(h)(i)	9,150,000	9,150,000
Illinois Fin. Auth. Edl. Facilities Rev. Participating VRDN Series XF 30 97, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	7,500,000	7,500,000
TOTAL ILLINOIS		122,850,000
Kentucky - 3.2%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.95% 10/2/23, VRDN (b)(c)	20,640,000	20,640,000
Series 2020 B1, 4.95% 10/2/23, VRDN (b)(c)	57,920,000	57,920,000
TOTAL KENTUCKY		78,560,000
Louisiana - 2.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.2% 10/6/23, VRDN (b)	38,000,000	38,000,000
Series 2010 B1, 4.3% 10/6/23, VRDN (b)	15,000,000	15,000,000
TOTAL LOUISIANA		53,000,000
Maryland - 0.7%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 4.33% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	3,220,000	3,220,000
Integrace Obligated Group Participating VRDN Series 2022 024, 4.33% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	6,900,000	6,900,000
Riderwood Vlg, Inc. Participating VRDN Series 2022 029, 3.85% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	7,095,000	7,095,000
TOTAL MARYLAND		17,215,000
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Mississippi Pwr. Co. Proj.) Series 2022, 4.6% 10/2/23, VRDN (b)(c)	2,500,000	2,500,000
Missouri - 0.5%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XL 03 3, 4.3% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	9,600,000	9,600,000
Series XM 11 08, 4.95% 10/2/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	3,600,000	3,600,000
TOTAL MISSOURI		13,200,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 4.3% 10/6/23, VRDN (b)(c)	5,600,000	5,600,000
Series 1998, 4.3% 10/6/23, VRDN (b)(c)	125,000	125,000
TOTAL NEBRASKA		5,725,000
New Jersey - 0.6%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XL 04 50, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	2,300,000	2,300,000
Series XM 09 29, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	3,800,000	3,800,000
Series XM 10 47, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	10,025,000	10,025,000
TOTAL NEW JERSEY		16,125,000
New Mexico - 0.2%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 4.33% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	4,200,000	4,200,000
New York - 4.7%
Albany City School District BAN Series 2023 B, 4.75% 6/27/24	6,200,000	6,233,498
New York City Gen. Oblig.:
Series 2012 2, 4.17% 10/10/23, VRDN (b)	35,950,000	35,950,000
Series 2021 3, 4.17% 10/10/23, VRDN (b)	1,700,000	1,700,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 4.3% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	12,305,000	12,305,000
Series XF 13 55, 4.3% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	7,000,000	7,000,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series XM 08 31, 4.23% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	9,700,000	9,700,000
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 4.43% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(h)(i)	43,900,000	43,900,000
TOTAL NEW YORK		116,788,498
Ohio - 1.6%
Allen County Hosp. Facilities Rev. Series 2012 B, 4.3% 10/6/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	5,800,000	5,800,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 4.28% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	15,390,000	15,390,000
Ohio Hosp. Rev.:
Series 2013 B, 4.46% 10/6/23, VRDN (b)	10,000,000	10,000,000
Series 2015 B, 4.46% 10/5/26, VRDN (b)	7,875,000	7,875,000
TOTAL OHIO		39,065,000
Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.54% 10/5/26, VRDN (b)	14,600,000	14,600,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	2,600,000	2,600,000
TOTAL OKLAHOMA		17,200,000
Pennsylvania - 0.8%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.51% 10/5/26, VRDN (b)	12,400,000	12,400,000
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 4.05% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	1,237,090	1,237,090
Series 2017 B, 4.51% 10/5/26, VRDN (b)	6,555,000	6,555,000
TOTAL PENNSYLVANIA		20,192,090
South Carolina - 0.4%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 4.3% 10/6/23, VRDN (b)(c)	1,200,000	1,200,000
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floater BC22-019, 3.8% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	4,275,000	4,275,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2021 XF 12 43, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	3,605,000	3,605,000
TOTAL SOUTH CAROLINA		9,080,000
Tennessee - 0.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 4.4% 10/6/23, VRDN (b)	4,700,000	4,700,000
Texas - 7.2%
Austin Arpt. Sys. Rev. Participating VRDN Series XG 04 27, 4.23% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	8,900,000	8,900,000
Brazos County Tex Hsg. Fin. Corp. M Participating VRDN Series XF 31 29, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,500,000	2,500,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	3,660,000	3,660,000
Mizuho Floater / Residual Trust V Participating VRDN:
Floater MIZ 91 50, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	14,800,000	14,800,000
Series MIZ 91 24, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	20,850,000	20,850,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 4.9% 10/2/23, VRDN (b)	16,200,000	16,200,000
Series 2004, 4.48% 10/6/23, VRDN (b)(c)	71,885,000	71,884,995
Series 2010 B, 4.9% 10/2/23, VRDN (b)	600,000	600,000
Series 2010 C, 4.9% 10/2/23, VRDN (b)	2,200,000	2,200,000
Series 2010 D:
4.4% 10/6/23, VRDN (b)	33,480,000	33,480,000
4.43% 10/6/23, VRDN (b)	2,475,000	2,475,000
TOTAL TEXAS		177,549,995
Utah - 1.1%
Salt Lake City Arpt. Rev. Participating VRDN Series XM 11 07, 4.95% 10/2/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	28,570,000	28,570,000
Virginia - 0.5%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	8,575,000	8,575,000
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 4.19% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	4,815,000	4,815,000
TOTAL VIRGINIA		13,390,000
Washington - 0.4%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 4.33% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(h)(i)	9,180,000	9,180,000
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.5% 10/5/26, VRDN (b)	6,840,000	6,840,000
Wisconsin - 0.8%
Kestrel Heights Facilities, Ll Participating VRDN Series XF 30 95, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	5,130,000	5,130,000
Pub. Fin. Auth. Mulfa Hs Rev. Participating VRDN Series 2022 MIZ 90 92, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	3,215,000	3,215,000
Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School Participating VRDN Series XF 30 99, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	5,240,000	5,240,000
Waushara County Wis BAN Series 2023 A, 4.75% 12/1/23	6,400,000	6,401,470
TOTAL WISCONSIN		19,986,470
TOTAL MUNICIPAL NOTES (Cost $1,192,853,370)		1,192,842,053

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.42% (k)(l) (Cost $19,530,000)	19,526,095	19,530,000

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $2,523,364,969)	2,506,164,150
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(25,693,150)
NET ASSETS - 100.0%	2,480,471,000

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,883,592 or 2.0% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Provides evidence of ownership in one or more underlying municipal bonds.
(i)	Coupon rates are determined by re-marketing agents based on current market conditions.
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $115,362,090 or 4.7% of net assets.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	3,660,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.46% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,900,000

Mizuho Floater / Residual Trust V Participating VRDN Floater MIZ 91 50, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/01/23	14,800,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	20,850,000

Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 4.05% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	1,237,090

Pub. Fin. Auth. Mulfa Hs Rev. Participating VRDN Series 2022 MIZ 90 92, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	2/24/22	3,215,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 95, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	4/01/22	27,100,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	40,000,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	2,600,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	60,404,000	381,696,000	422,570,000	1,348,145	-	-	19,530,000	0.8%
Total	60,404,000	381,696,000	422,570,000	1,348,145	-	-	19,530,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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